CIK 1031093

06061035

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
NOV 03 2006
1088

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

1-33125

CERTAMX

November 3, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Dear Mr. Johnson:

This is to certify that on November 3, 2006, the American Stock Exchange, Inc. (the "Exchange") received from Metalline Mining Company (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Shares of Common Stock

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
NOV 09 2006
THOMSON
FINANCIAL

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl